NYSE

17010319

Received SEC

SEP 29 2017

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-07533

September 29, 2017

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock certifies its approval for listing and registration of the Depositary Shares, each representing a 1/1000th interest in a 5.000% Series C Cumulative Redeemable Preferred Share, par value $0.01 per share of Federal Realty Investment Trust, under the Exchange Act of 1934.

Sincerely,

[signature]